American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
April 30, 2021

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.0%
Diversified Bond Fund Investor Class	25,794,602	284,772,408
Inflation-Adjusted Bond Fund Investor Class	7,724,505	98,023,968
NT High Income Fund Investor Class	3,214,282	32,142,818
Short Duration Fund Investor Class	7,948,523	83,380,009
Short Duration Inflation Protection Bond Fund Investor Class	6,427,446	70,123,438
		568,442,641
Domestic Equity Funds — 34.9%
Equity Growth Fund Investor Class	1,314,702	47,118,902
Focused Large Cap Value Fund Investor Class	9,646,668	117,399,953
Growth Fund Investor Class	726,786	36,768,094
Heritage Fund Investor Class	1,431,652	39,112,727
Mid Cap Value Fund Investor Class	4,062,553	80,357,303
NT Disciplined Growth Fund Investor Class	2,290,088	35,816,973
Small Cap Growth Fund Investor Class	831,693	21,856,882
Small Cap Value Fund Investor Class	1,983,412	22,333,220
Sustainable Equity Fund Investor Class	2,206,018	94,307,263
		495,071,317
International Fixed Income Funds — 14.1%
Emerging Markets Debt Fund Investor Class	2,625,629	27,857,928
Global Bond Fund Investor Class	9,302,771	96,655,795
International Bond Fund Investor Class	5,554,841	76,101,328
		200,615,051
International Equity Funds — 11.0%
International Growth Fund Investor Class	3,436,584	54,676,052
NT Global Real Estate Fund Investor Class	2,124,770	25,837,206
NT International Small-Mid Cap Fund Investor Class	986,142	14,407,533
NT International Value Fund Investor Class	5,933,342	61,944,090
		156,864,881
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,146,504,365)		1,420,993,890
OTHER ASSETS AND LIABILITIES†		(1,562)
TOTAL NET ASSETS — 100.0%		$1,420,992,328

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$242,395	$62,930	$7,452	$(13,101)	$284,772	25,795	$(210)	$9,741
Inflation-Adjusted Bond Fund	87,127	8,499	—	2,398	98,024	7,725	—	199
NT High Income Fund	25,000	17,757	12,726	2,112	32,143	3,214	(23)	1,268
Short Duration Fund	—	82,661	—	719	83,380	7,949	—	446
Short Duration Inflation Protection Bond Fund	61,126	6,088	—	2,910	70,124	6,427	—	363
Equity Growth Fund	41,950	4,867	4,611	4,913	47,119	1,315	776	4,867
Focused Large Cap Value Fund(3)	82,054	13,406	979	22,919	117,400	9,647	39	1,833
Growth Fund	70,769	2,015	30,214	(5,802)	36,768	727	18,024	2,015
Heritage Fund	36,427	4,607	5,741	3,820	39,113	1,432	2,397	4,608
Mid Cap Value Fund	66,629	1,214	7,721	20,235	80,357	4,063	1,855	1,100
NT Disciplined Growth Fund	33,754	4,353	3,083	793	35,817	2,290	545	4,353
Small Cap Growth Fund	11,050	11,113	2,734	2,428	21,857	832	1,034	1,067
Small Cap Value Fund	9,515	8,486	2,231	6,563	22,333	1,983	118	31
Sustainable Equity Fund	80,530	7,965	13,809	19,621	94,307	2,206	3,462	400
Emerging Markets Debt Fund	24,869	2,259	—	730	27,858	2,626	—	694
Global Bond Fund	85,969	10,826	—	(139)	96,656	9,303	—	275
International Bond Fund	69,385	6,101	181	796	76,101	5,555	—	1,190
International Growth Fund	51,095	6,529	8,298	5,350	54,676	3,437	3,535	2,054
NT Global Real Estate Fund	28,759	3,163	10,142	4,057	25,837	2,125	1,833	220
NT International Small-Mid Cap Fund	13,571	432	2,475	2,880	14,408	986	704	432
NT International Value Fund	53,623	3,634	9,231	13,918	61,944	5,933	(596)	1,022
U.S. Government Money Market Fund	71,302	239	71,541	—	—	—	—	2
	$1,246,899	$269,144	$193,169	$98,120	$1,420,994	105,570	$33,493	$38,180
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of Large Company Value Fund was changed to Focused Large Cap Value Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.